Net profit per share	12 Months Ended
Dec. 31, 2024
Net profit per ADS attributable to FinVolution Group’s ordinary shareholders (one ADS equals to five ordinary shares)
Net profit per share

15. Net profit per share

Basic net profit per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted net profit per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method.

Basic net profit per share and diluted net profit per share have been calculated in accordance with ASC Topic 260 on computation of earnings per share for the years ended December 31, 2022, 2023 and 2024 as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Basic net profit per share calculation:
Numerator:
Net profit attributable to FinVolution Group’s ordinary shareholders	2,266,382	2,340,835	2,383,146
Denominator:
Weighted average number of ordinary shares outstanding—basic	1,412,648,862	1,374,713,018	1,287,853,207
Net profit per share attributable to FinVolution Group’s ordinary shareholders —basic	1.60	1.70	1.85

Diluted net profit per share calculation:
Numerator:
Net profit attributable to FinVolution Group’s ordinary shareholders	2,266,382	2,340,835	2,383,146

Denominator:
Weighted average number of ordinary shares outstanding—basic	1,412,648,862	1,374,713,018	1,287,853,207
Ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method	2,330,707	1,395,803	814,226
Ordinary shares issuable upon the vesting of outstanding RSUs using the treasury stock method	39,311,747	26,838,740	31,562,059
Weighted average number of ordinary shares outstanding—diluted	1,454,291,316	1,402,947,561	1,320,229,492
Net profit per share attributable to FinVolution Group’s ordinary shareholders —diluted	1.56	1.67	1.81

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)